15. FAIR VALUE MEASUREMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
15. FAIR VALUE MEASUREMENTS

ASC 825-10 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance. ASC 825-10 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 825-10 establishes three levels of inputs that may be used to measure fair value:

·	Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
·	Level 2: Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability; or
·	Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and are unobservable.

Items recorded or measured at fair value on a recurring basis in the accompanying unaudited condensed consolidated financial statements consisted of the following items as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Long-term investments	$–	$–	$–	$–
Total	$–	$–	$–	$–
Derivative liabilities	$–	$–	$516,610	$516,610
Total	$–	$–	$516,610	$516,610

The table below sets forth a summary of changes in the fair value of the Company’s Level 3 financial liabilities (derivative liability) for the three months ended March 31, 2014.

Three months ended March 31, 2014:

Derivative Liabilities
Balance, December 31, 2013	$689,093

Transfers in (out) at mark-market value on date of payoff or conversion	(284,042)

Transfers in upon reclassification from equity	13,202

Transfers in upon initial fair value of derivative liabilities	139,765

Gain from change in fair value of derivative liabilities	(41,408)

Balance, March 31, 2014	$516,610

Total gain for the three month period included in earnings relating to the liabilities held at March 31, 2014	$41,408

Level 3 Liabilities were comprised of our bifurcated convertible debt features on our convertible notes and warrant liabilities.

ASC 825-10 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance. ASC 825-10 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 825-10 establishes three levels of inputs that may be used to measure fair value:

•	Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

·	Level 2: Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability; or

•	Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and are unobservable.

Items recorded or measured at fair value on a recurring basis in the accompanying unaudited condensed consolidated financial statements consisted of the following items as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Long-term investments	$–	$–	$–	$–
Total	$–	$–	$–	$–
Derivative liabilities	$–	$–	$689,093	$689,093
Total	$–	$–	$689,093	$689,093

Years ended December 31, 2013 and 2012:

Derivative Liability
Balance, December 31, 2011	$237,395

Transfers out at mark-market value on date of payoff or conversion	(331,717)

Transfers in upon initial fair value of derivative liability	798,826

Gain from change in fair value of derivative liability	(174,719)

Balance, December 31, 2012	$529,785

Transfers out at mark-market value on date of payoff or conversion	(348,464)

Transfers in upon initial fair value of derivative liability	1,290,328

Gain from change in fair value of derivative liability	(782,556)

Balance, December 31, 2013	689,093

Total gain for the period included in earnings relating to the derivative liabilities held at December 31, 2013	$782,556

Level 3 Liabilities were comprised of our bifurcated convertible debt features on our convertible notes.